Derivative Instruments - Derivative Net Presentation on Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SPL Interest Rate Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		$ (6,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets		0
Derivative Assets (Liabilities), at Fair Value, Net		(6,000)
CQP Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 21,000	16,000
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Derivative Assets (Liabilities), at Fair Value, Net	21,000	16,000
CQP Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized		(3,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets		0
Derivative Assets (Liabilities), at Fair Value, Net		(3,000)
CCH Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	3,000
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	0
Derivative Assets (Liabilities), at Fair Value, Net	3,000
CCH Interest Rate Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(35,000)	(95,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	9,000
Derivative Assets (Liabilities), at Fair Value, Net	(35,000)	(86,000)
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	64,000	82,000
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	(6,000)	(2,000)
Derivative Assets (Liabilities), at Fair Value, Net	58,000	80,000
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(3,000)	(11,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	4,000
Derivative Assets (Liabilities), at Fair Value, Net	(3,000)	(7,000)
LNG Trading Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	9,000	21,000
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets	0	(15,000)
Derivative Assets (Liabilities), at Fair Value, Net	9,000	6,000
LNG Trading Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(37,000)	(17,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	20,000	8,000
Derivative Assets (Liabilities), at Fair Value, Net	(17,000)	(9,000)
FX Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		5,000
Derivative Asset, Gross Amounts Offset in the Consolidated Balance Sheets		(1,000)
Derivative Assets (Liabilities), at Fair Value, Net		4,000
FX Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(1,000)	(4,000)
Derivative Liability, Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Derivative Assets (Liabilities), at Fair Value, Net	$ (1,000)	$ (4,000)